STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be transferred to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve	$ 2,310	$ 3,041	$ 2,610
Aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets, not available for distribution	$ 45,489	$ 43,049